Shareholder Fees - VIPContrafundPortfolio-InvestorPRO	Apr. 29, 2023 USD ($)
VIPContrafundPortfolio-InvestorPRO | VIP Contrafund Portfolio
Shareholder Fees:
(fees paid directly from your investment)